Share-Based Compensation - Significant Equity Award Grants (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Feb. 23, 2012 Stock Appreciation Rights S A R S [Member]	Feb. 24, 2011 Stock Appreciation Rights S A R S [Member]	Mar. 03, 2010 Stock Appreciation Rights S A R S [Member]	Feb. 23, 2012 Restricted Stock Units RSUs [Member]	Feb. 24, 2011 Restricted Stock Units RSUs [Member]	Mar. 03, 2010 Restricted Stock Units RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number Granted	517,000	1,282,518	908,500	535,300	515,523	317,650	632,100
Exercise price	$ 45.10	$ 45.11	$ 54.95	$ 26.91
Maximum value		$ 95.00	$ 100.00	$ 50.00